Item 1. Report to Shareholders

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

INTERNATIONAL BOND FUND
--------------------------------------------------------------------------------
[Graphic omitted]

As of 12/31/03

International Bond Fund  $17,574

J.P. Morgan Global Government Bond Broad Index, Non-U.S. Dollar $19,652


                                               J.P. Morgan
                                         Global Government
                                         Bond Broad Index,        International
                                           Non-U.S. Dollar            Bond Fund

12/93                                              $10,000              $10,000

12/94                                               10,496                9,816

12/95                                               12,731               11,808

12/96                                               13,387               12,651

12/97                                               12,908               12,250

12/98                                               15,204               14,090

12/99                                               14,274               12,983

12/00                                               13,938               12,577

12/01                                               13,451               12,148

12/02                                               16,518               14,797

12/03                                               19,652               17,574

Note: Performance for Advisor Class shares will vary due to the differing fee structures. See returns table below.

Average Annual Compound Total Return
--------------------------------------------------------------------------------

                                                                           Since
                                                                       Inception
Periods Ended 12/31/03          1 Year     5 Years       10 Years        3/31/00
--------------------------------------------------------------------------------

International Bond Fund         18.77%       4.52%          5.80%            --

International Bond
Fund-Advisor Class              18.62         --              --           8.77%

J.P. Morgan Global
Government Bond Broad Index,
Non-U.S. Dollar                 18.97        5.27           6.99           7.75*

* Benchmark since-inception performance is from 3/31/00 to 12/31/03.

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that the International Bond Fund delivered solid returns in 2003. As you can see in the table on the preceding page, we slightly underperformed the benchmark, the J.P. Morgan Global Government Bond Broad Index, Non-U.S. Dollar, over the 12-month period. The performance for the Advisor Class, which has a different fee structure, was marginally lower. The fund, which invests in local currency instruments, was helped by the weak U.S. dollar and hurt by the negative impact of rising interest rates.

As you know, the fund seeks high current income and capital appreciation by investing in high-quality, nondollar-denominated bonds outside the U.S. The fund is intended for investors who wish to diversify their fixed-income investments and can accept the risks unique to international investing, especially changes in currency values.

The Portfolio Characteristics table shows various portfolio characteristics as of December 31, 2003, compared to a year earlier. The fund's weighted average maturity fell to 6.4 years from 6.6 years, and its weighted average quality was unchanged from one year ago at AA+.

Portfolio Characteristics
--------------------------------------------------------------------------------

Periods Ended                                     12/31/02             12/31/03

International Bond Fund
30-Day Standardized
Yield to Maturity                                     2.30%                2.29%

International Bond Fund-Advisor Class
30-Day Standardized
Yield to Maturity                                     2.17%                2.16%

Weighted Average Maturity (years)                      6.6                  6.4

Weighted Average Effective
Duration (years)                                       4.7                  4.7

Weighted Average Quality*                              AA+                  AA+

*    Based on T. Rowe Price research.

The Developed Markets Performance table on page 4 shows how bonds in various developed markets performed over the last year. On a local currency basis, Spain's bonds delivered the best returns; however, Australian government securities performed the best when results were measured in U.S. dollars. As shown in the Geographic Diversification table on the following page, 14% of the fund's assets were invested in government bonds of both Germany and Japan.

Developed Markets Performance
--------------------------------------------------------------------------------

                                                  In Local              In U.S.
12 Months Ended 12/31/03                          Currency              Dollars
--------------------------------------------------------------------------------

Australia                                             2.63%               37.32%

France                                                3.85                24.82

Germany                                               3.87                24.84

Italy                                                 3.89                24.88

Japan                                                -0.80                 9.84

Spain                                                 4.06                25.08

United Kingdom                                        2.05                13.47

Source: J.P. Morgan

Geographic Diversification
--------------------------------------------------------------------------------

[Graphic Omitted]

Germany                                                                      14%

Japan                                                                        14%

France                                                                        9%

Italy                                                                         8%

Netherlands                                                                   6%

United Kingdom                                                                5%

Spain                                                                         5%

Other & Reserves                                                             39%

Percentages reflect the issuing country of the fund's securities and exclude the effect of forward currency contracts.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman

January 26, 2004

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

International Bond class

                          Year
                         Ended
                      12/31/03    12/31/02    12/31/01    12/31/00    12/31/99

NET ASSET VALUE

Beginning of
period               $    9.29   $    7.86   $    8.47   $    9.16   $   10.46

Investment activities

  Net investment
  income (loss)           0.25        0.25        0.32        0.40        0.37

  Net realized and
  unrealized
  gain (loss)             1.46        1.43       (0.61)      (0.70)      (1.18)

  Total from
  investment
  activities              1.71        1.68       (0.29)      (0.30)      (0.81)

Distributions

  Net investment
  income                 (0.25)      (0.25)       --          --         (0.33)

  Net realized gain      (0.50)       --          --          --         (0.11)

  Tax return of
  capital                 --          --         (0.32)      (0.39)      (0.05)

  Total distributions    (0.75)      (0.25)      (0.32)      (0.39)      (0.49)

NET ASSET VALUE
End of period        $   10.25   $    9.29   $    7.86   $    8.47   $    9.16
                     -----------------------------------------------------------

Ratios/Supplemental Data

Total return^            18.77%      21.80%      (3.41)%     (3.13)%     (7.86)%

Ratio of total
expenses to
average net assets        0.91%       0.93%       0.95%       0.91%       0.90%

Ratio of net
investment income
(loss) to average
net assets                2.58%       3.01%       3.98%       4.76%       3.93%

Portfolio turnover
rate                      38.5%      113.9%      107.6%      160.5%(Ckmk) 94.9%

Net assets,
end of period
(in millions)        $   1,306   $   1,058   $     762   $     753   $     779

     ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

(Ckmk.) Excludes the effect of the acquisition of the T. Rowe Price Global Bond Fund's assets.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

Advisor Class

                           Year                                         3/31/00
                          Ended                                         Through
                       12/31/03        12/31/02        12/31/01        12/31/00

NET ASSET VALUE

Beginning of
period              $      9.28     $      7.85     $      8.47     $      8.88

Investment activities

  Net investment income
  (loss)                   0.24            0.24            0.31*           0.30*

  Net realized and
  unrealized gain
  (loss)                   1.46            1.43           (0.62)          (0.42)

  Total from
  investment
  activities               1.70            1.67           (0.31)          (0.12)

Distributions

  Net investment
  income                  (0.24)          (0.24)           --              --

  Net realized gain       (0.50)           --              --              --

  Tax return of capital    --              --             (0.31)          (0.29)

  Total
  distributions           (0.74)          (0.24)          (0.31)          (0.29)

NET ASSET VALUE

End of period       $     10.24     $      9.28     $      7.85     $      8.47

Ratios/Supplemental Data

Total return^             18.62%          21.65%          (3.73)%*      (1.29)%*

Ratio of total
expenses to
average net
assets                     1.06%           1.08%           1.15%*        1.15%*!

Ratio of net
investment
income (loss)
to average
net assets                 2.43%           2.82%           3.28%*        4.60%*!

Portfolio
turnover rate              38.5%          113.9%          107.6%   160.5%(Ckmk.)

Net assets,
end of period
(in thousands)      $    50,217     $    14,760     $     5,026     $       120

     ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

     * Excludes expenses in excess of a 1.15% contractual expense limitation in effect through 12/31/03.

(Ckmk.) Excludes the effect of the acquisition of the T. Rowe Price Global Bond Fund's assets.

     !    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       December 31, 2003

Portfolio of Investments (ss.)                  Shares/Par                Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)

AUSTRALIA   0.3%

Government Bonds   0.3%

New South Wales Treasury, 6.00%, 5/1/12          5,070,000                3,882

Total Australia (Cost $3,168)                                             3,882

AUSTRIA   3.7%

Government Bonds   3.7%

Republic of Austria, 3.80%, 10/20/13             2,700,000                3,254

Republic of Austria, 4.00%, 7/15/09             16,400,000               20,963

Republic of Austria, 5.50%, 1/15/10             18,750,000               25,729

Total Austria (Cost $39,577)                                             49,946

BELGIUM   4.6%

Government Bonds   4.6%

Kingdom of Belgium, 6.25%, 3/28/07               8,100,000               11,160

Kingdom of Belgium, 6.50%, 3/31/05              15,600,000               20,648

Kingdom of Belgium, 7.25%, 4/29/04              24,250,000               31,044

Total Belgium (Cost $48,956)                                             62,852

CANADA   2.1%

Government Bonds   2.1%

Government of Canada, 5.25%, 6/1/12             26,070,000               21,107

Government of Canada, 5.75%, 6/1/29              8,200,000                6,832

Total Canada (Cost $22,073)                                              27,939

DENMARK   1.5%

Government Bonds   1.5%

Kingdom of Denmark, 6.00%, 11/15/11             19,400,000                3,661

Kingdom of Denmark, 7.00%, 11/10/24              8,530,000                1,830

Kingdom of Denmark, 8.00%, 3/15/06              76,850,000               14,383

Total Denmark (Cost $13,670)                                             19,874

FINLAND   1.8%

Government Bonds   1.8%

Republic of Finland, 5.00%, 7/4/07               4,500,000                5,999

Republic of Finland, 5.00%, 4/25/09             14,000,000               18,765

Total Finland (Cost $19,170)                                             24,764

FRANCE   8.5%

Government Bonds   8.5%

Government of France, 4.00%, 4/25/09            13,420,000               17,216

Government of France, 5.00%, 7/12/05             3,130,000                4,094

Government of France, 5.00%, 1/12/06            26,100,000               34,409

Government of France, 5.00%, 4/25/12            19,800,000               26,420

Government of France, 5.25%, 4/25/08             2,200,000                2,973

Government of France, 5.50%, 4/25/29             5,000,000                6,820

Government of France, 5.75%, 10/25/32           16,672,000               23,558

Total France (Cost $93,998)                                             115,490

GERMANY   14.0%

Government Bonds   14.0%

Bundesobligation, 5.00%, 8/19/05                43,470,000               56,903

Bundesrepublic, 4.50%, 7/4/09                   37,000,000               48,464

Bundesrepublic, 4.75%, 7/4/28                    5,685,000                6,975

Bundesrepublic, 5.00%, 1/4/12                   20,100,000               26,815

Bundesrepublic, 5.50%, 1/4/31                    4,550,000                6,215

Bundesrepublic, 6.00%, 1/5/06                   19,350,000               25,938

Bundesrepublic, 6.00%, 7/4/07                   14,000,000               19,224

Total Germany (Cost $153,288)                                           190,534

GREECE   4.4%

Government Bonds   4.4%

Hellenic Republic, 4.60%, 5/20/13               13,030,000               16,679

Hellenic Republic, 6.00%, 2/19/06                6,000,000                8,060

Hellenic Republic, 6.50%, 1/11/14               11,063,940               16,195

Hellenic Republic, 6.60%, 1/15/04               15,000,000               18,924

Total Greece (Cost $47,472)                                              59,858

HUNGARY   0.2%

Government Bonds   0.2%

Government of Hungary, 6.25%, 6/12/07          649,350,000                2,797

Total Hungary (Cost $2,841)                                               2,797

IRELAND   0.9%

Government Bonds   0.9%

Republic of Ireland, 4.00%, 4/18/10              3,150,000                3,997

Republic of Ireland, 5.00%, 4/18/13              6,100,000                8,107

Total Ireland (Cost $9,138)                                              12,104

ITALY   7.9%

Government Bonds   7.9%

Republic of Italy, 5.00%, 10/15/07              10,940,000               14,618

Republic of Italy, 5.25%, 8/1/11                 5,400,000                7,304

Republic of Italy, 6.00%, 11/1/07               33,800,000               46,684

Republic of Italy, 6.00%, 5/1/31                24,590,000               35,216

Republic of Italy, 7.25%, 11/1/26                2,483,653                4,089

Total Italy (Cost $75,172)                                              107,911

JAPAN   13.6%

Government Bonds   13.6%

Government of Japan, 0.90%, 12/22/08         1,360,000,000               12,898

Government of Japan, 1.00%, 12/20/12         2,432,200,000               22,188

Government of Japan, 1.30%, 6/20/11          5,993,000,000               56,915

Government of Japan, 1.40%, 3/20/12          3,050,000,000               29,003

Government of Japan, 1.70%, 9/20/10          1,945,400,000               19,091

Government of Japan, 1.80%, 9/21/09          2,307,100,000               22,817

Government of Japan, 2.00%, 6/20/22            565,000,000                5,471

Government of Japan, 2.20%, 6/22/20          1,663,000,000               16,678

Total Japan (Cost $169,955)                                             185,061

MEXICO   0.3%

Government Bonds   0.3%

United Mexican States, 10.50%, 8/24/06          35,450,000                3,548

                                                                          3,548

Warrants   0.0%

United Mexican States, Series B, Warrants,
6/1/04 (USD)                                     1,334,506                   13

United Mexican States, Series C, Warrants,
6/1/05 (USD)                                     1,334,506                    3

                                                                             16

Total Mexico (Cost $3,478)                                                3,564

NETHERLANDS   6.2%

Government Bonds   6.2%

Government of Netherlands, 5.00%, 7/15/11        6,200,000                8,288

Government of Netherlands, 5.25%, 7/15/08       24,000,000               32,449

Government of Netherlands, 5.50%, 1/15/28          235,000                  319

Government of Netherlands, 5.75%, 1/15/04       34,624,157               43,670

Total Netherlands (Cost $66,175)                                         84,726

POLAND   2.9%

Government Bonds   2.9%

Government of Poland, 5.75%, 6/24/08           128,480,000               33,145

Government of Poland, 8.50%, 11/12/06           21,900,000                6,171

Total Poland (Cost $37,433)                                              39,316

PORTUGAL   3.5%

Government Bonds   3.5%

Republic of Portugal, 5.15%, 6/15/11             8,275,000               11,125

Republic of Portugal, 5.25%, 10/14/05           28,000,000               36,919

Total Portugal (Cost $38,106)                                            48,044

RUSSIA   0.5%

Government Bonds   0.5%

Russian Federation, 3.00%, 5/14/11 (USD)         8,300,000                6,588

Total Russia (Cost $6,522)                                                6,588

SOUTH AFRICA   0.6%

Government Bonds   0.6%

Republic of South Africa, 13.00%, 8/31/10       44,900,000                8,012

Total South Africa (Cost $6,869)                                          8,012

SPAIN   4.7%

Government Bonds   4.7%

Kingdom of Spain, 4.95%, 7/30/05                12,350,000               16,161

Kingdom of Spain, 6.00%, 1/31/08                34,200,000               47,432

Total Spain (Cost $49,726)                                               63,593

SWEDEN   1.0%

Government Bonds   1.0%

Kingdom of Sweden, 5.00%, 1/15/04                6,600,000                  918

Kingdom of Sweden, 5.00%, 1/28/09               84,500,000               12,200

Total Sweden (Cost $10,309)                                              13,118

UNITED KINGDOM   5.1%

Government Bonds   5.1%

United Kingdom Treasury, 4.25%, 6/7/32          16,980,000               28,231

United Kingdom Treasury, 5.00%, 3/7/08           8,540,000               15,482

United Kingdom Treasury, 5.00%, 3/7/12           5,000,000                9,066

United Kingdom Treasury, 5.75%, 12/7/09          5,100,000                9,610

United Kingdom Treasury, 8.50%, 12/7/05          3,250,000                6,252

Total United Kingdom (Cost $61,743)                                      68,641

UNITED STATES   9.3%

Money Market Funds   9.3%

T. Rowe Price Reserve Investment Fund,
1.13% #                                        125,946,149              125,946

Total United States (Cost $125,946)                                     125,946

SECURITIES LENDING COLLATERAL   0.6%

Money Market Pooled Account   0.6%

Investment in money market pooled account
managed by JP Morgan Chase Bank, London,
1.115% #                                         8,012,000                8,012

Total Securities Lending Collateral
(Cost $8,012)                                                             8,012

Total Investments in Securities

98.2% of Net Assets (Cost $1,112,797)                                $1,332,572

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

--------------------------------------------------------------------------------

Forward Currency Exchange Contracts

Amounts in (000s)

                                                                      Unrealized
Counterparty   Settlement       Receive              Deliver         Gain (Loss)
------------   ----------   -----------------   -------------------  -----------

ABN Amro         2/26/04    AUD         8,663   USD           6,173   $    306

State Street     2/26/04    CAD        10,393   USD           7,925         97

ABN Amro         2/26/04    CZK        58,664   USD           2,176        107

J.P. Morgan
Chase            2/26/04    EUR         5,990   USD           7,215        320

Credit Suisse    2/26/04    EUR           756   USD             905         46

Morgan Stanley   2/26/04    EUR         3,110   USD           3,747        165

ABN Amro         2/26/04    EUR         5,869   USD           7,151        232

ABN Amro         2/26/04    GBP         6,100   USD          10,284        556

State Street     2/26/04    JPY    14,661,623   EUR         113,542     (5,731)

J.P. Morgan
Chase            2/26/04    JPY       984,788   USD           9,130         79

Credit Suisse    2/26/04    JPY        56,163   USD             515         10

Morgan Stanley   2/26/04    JPY    12,715,230   USD         117,083      1,817

J.P. Morgan
Chase            2/26/04    KRW    23,560,550   USD          19,435        233

State Street     2/26/04    MXN        12,231   USD           1,064         16

ABN Amro         2/26/04    SEK        13,448   USD           1,758        107

ABN Amro         2/26/04    SGD         6,540   USD           3,798         56

J.P. Morgan
Chase            2/26/04    USD         2,380   CAD           3,110        (21)

J.P. Morgan
Chase            2/26/04    USD        17,995   EUR          14,736       (542)

J.P. Morgan
Chase            2/26/04    USD         3,160   GBP           1,839       (108)

J.P. Morgan
Chase            2/26/04    USD         6,145   JPY         662,956        (55)

Morgan Stanley   2/26/04    USD         6,638   JPY         716,943        (66)

Credit Suisse    2/26/04    USD        33,057   PLN         130,958     (1,792)

State Street     2/26/04    ZAR        11,434   USD           1,741        (52)

Net unrealized gain (loss) on open
forward currency exchange contracts                                   $ (4,220)
                                                                      ---------

--------------------------------------------------------------------------------

Futures Contracts

($ 000s)

                                                   Contract          Unrealized
                             Expiration              Value           Gain (Loss)
                             ----------    ---------------     ----------------
Short, 49 ten year
U.S. Treasury
contracts, $130
pledged as initial
margin                             3/04    $        (5,501)     $            (7)

Net payments (receipts)
of variation
margin to date                                                               --

Variation margin receivable (payable)
on open futures contracts                                       $            (7)
                                                                ----------------

   (ss.) Denominated in currency of the country of incorporation unless otherwise noted

     #    Seven-day yield

     AUD  Australian dollar

     CAD  Canadian dollar

     CZK  Czech koruna

     EUR  Euro

     GBP  British pound

     JPY  Japanese yen

     KRW  South Korean won

     MXN  Mexican peso

     PLN  Polish zloty

     SEK  Swedish krona

     SGD  Singapore dollar

     USD  United States dollar

     ZAR  South African rand

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       December 31, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value (cost $1,112,797)      $          1,332,572

Other assets                                                             45,235

Total assets                                                          1,377,807

Liabilities

Total liabilities                                                        21,273

NET ASSETS                                                 $          1,356,534
                                                           --------------------

Net Assets Consist of:
Undistributed net investment income (loss)                 $                  7

Undistributed net realized gain (loss)                                  (20,433)

Net unrealized gain (loss)                                              218,118

Paid-in-capital applicable to 132,311,363 shares of
$0.01 par value capital stock outstanding;
2,000,000,000 shares of the Corporation authorized                    1,158,842

NET ASSETS                                                 $          1,356,534
                                                           --------------------

NET ASSET VALUE PER SHARE

International Bond class
($1,306,316,577/127,407,464 shares outstanding)            $              10.25
                                                           --------------------

Advisor Class
($50,217,377/4,903,899 shares outstanding)                 $              10.24
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)

                                                                           Year
                                                                          Ended
                                                                       12/31/03

Investment Income (Loss)

Income

  Interest                                                 $             40,954

  Dividend                                                                  976

  Securities lending                                                        100

  Total income                                                           42,030

Expenses

  Investment management                                                   8,050

  Shareholder servicing

    International Bond class                                              2,188

    Advisor Class                                                            19

  Custody and accounting                                                    503

  Registration                                                               95

  Prospectus and shareholder reports

    International Bond class                                                 76

    Advisor Class                                                             7

  Distribution and service (12b-1) - Advisor Class                           69

  Legal and audit                                                            26

  Directors                                                                  10

  Miscellaneous                                                               7

  Total expenses                                                         11,050

Net investment income (loss)                                             30,980

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                             52,122

  Futures                                                                (1,237)

  Foreign currency transactions                                           4,163

  Net realized gain (loss)                                               55,048

Change in net unrealized gain (loss)

  Securities                                                            126,051

  Futures                                                                   386

  Other assets and liabilities
  denominated in foreign currencies                                      (2,719)

  Change in net unrealized gain (loss)                                  123,718

Net realized and unrealized gain (loss)                                 178,766

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $            209,746
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                      Year
                                                     Ended
                                                  12/31/03             12/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $        30,980      $        26,771

  Net realized gain (loss)                          55,048               14,269

  Change in net unrealized gain (loss)             123,718              136,893

  Increase (decrease) in net assets
  from operations                                  209,746              177,933

Distributions to shareholders

  Net investment income

    International Bond class                       (30,305)             (26,454)

    Advisor Class                                     (668)                (263)

  Net realized gain

    International Bond class                       (61,184)                --

    Advisor Class                                   (2,235)                --

  Decrease in net assets from distributions        (94,392)             (26,717)

Capital share transactions *

  Shares sold

    International Bond class                       412,857              370,938

    Advisor Class                                   42,114               10,509

  Distributions reinvested

    International Bond class                        86,713               25,110

    Advisor Class                                    2,656                  261

  Shares redeemed

    International Bond class                      (364,191)            (249,306)

    Advisor Class                                  (11,647)              (2,873)

  Increase (decrease) in net assets from
  capital share transactions                       168,502              154,639

Net Assets

Increase (decrease) during period                  283,856              305,855

Beginning of period                              1,072,678              766,823

End of period                              $     1,356,534      $     1,072,678
                                           ---------------      ---------------

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                      Year
                                                     Ended
                                                  12/31/03             12/31/02

*Share information

  Shares sold

    International Bond class                        42,028               43,479

    Advisor Class                                    4,214                1,259

  Distributions reinvested

    International Bond class                         8,617                2,990

    Advisor Class                                      263                   31

  Shares redeemed

    International Bond class                       (37,148)             (29,450)

    Advisor Class                                   (1,164)                (339)

  Increase (decrease) in shares outstanding         16,810               17,970

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report                              December 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide high current income and capital appreciation by investing primarily in high-quality, nondollar-denominated bonds outside the U.S. The fund has two classes of shares:
International Bond Fund (International Bond class), offered since September 10, 1986, and International Bond-Advisor Class (Advisor Class), offered since March 31, 2000. Advisor Class shares are sold only through brokers and other financial intermediaries that are compensated by the class for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and ask prices. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting
The Advisor Class pays distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes and investment income are allocated to the classes based upon the relative daily net assets of each class's settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class's outstanding shares. Income distributions are declared by each class on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income. Dividend income is recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures and forward currency exchange contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are typically declared and paid on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Forward Currency Exchange Contracts
During the year ended December 31, 2003, the fund was a party to forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts
During the year ended December 31, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Options
Call and put options give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values and/or currency values.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At December 31, 2003, the value of loaned securities was $7,137,000; aggregate collateral consisted of $8,012,000 in the money market pooled account.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $556,570,000 and $393,214,000, respectively, for the year ended December 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2003 were characterized as follows for tax purposes:

--------------------------------------------------------------------------------

Ordinary income                                            $         93,124,000

Long-term capital gain                                                1,268,000

Total distributions                                        $         94,392,000
                                                           --------------------

At December 31, 2003, the tax-basis components of net assets were as follows:
--------------------------------------------------------------------------------

Unrealized appreciation                                    $        229,244,000

Unrealized depreciation                                             (55,823,000)

Net unrealized appreciation (depreciation)                          173,421,000

Undistributed ordinary income                                        24,271,000

Paid-in capital                                                   1,158,842,000

Net assets                                                 $      1,356,534,000
                                                           --------------------

Federal income tax regulations require the fund to defer recognition of capital losses realized on certain forward currency exchange contract transactions; accordingly, $47,420,000 of realized losses reflected in the accompanying financial statements have not been recognized for tax purposes as of December 31, 2003.

Federal income tax regulations require the fund to treat the gain/loss on certain open futures and forward currency exchange contracts as realized on the last day of the tax year; accordingly, $2,723,000 of unrealized losses reflected in the accompanying financial statements were realized for tax purposes as of December 31, 2003.

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. In 2003, the fund utilized $11,999,000 of capital loss carryforwards.

At December 31, 2003, the cost of investments for federal income tax purposes was $1,157,494,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At December 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $754,000.

The Advisor Class is also subject to a contractual expense limitation through December 31, 2003. During the limitation period, the manager is required to waive its management fee and reimburse the class for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.15%. Through December 31, 2005, the class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the class's expense ratio to exceed its expense limitation. For the year ended December 31, 2003, the Advisor Class operated below its expense limitation.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the International Bond class. Expenses incurred pursuant to these service agreements totaled $595,000 for the year ended December 31, 2003, of which $55,000 was payable at period-end.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended December 31, 2003, the International Bond class was allocated $1,310,000 of Spectrum Funds' expenses, of which $908,000 related to services provided by Price and $110,000 was payable at period-end. At December 31, 2003, approximately 46% of the outstanding shares of the International Bond class were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $976,000.

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price International Funds, Inc. and Shareholders of T. Rowe Price International Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price International Bond Fund (one of the portfolios comprising T. Rowe Price International Funds, Inc., hereafter referred to as the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 12/31/03
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

o    $61,756,000 from short-term capital gains,

o $1,663,000 from long-term capital gains, of which $878,000 was subject to the 15% rate gains category, and $785,000 to the 20% rate gains category.

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price International Bond Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

Anthony W. Deering
(1/28/45)
1991

Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1/27/43)
1988

Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(4/9/38)
2001

Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

Karen N. Horn
(9/21/43)
2003

Managing Director and President, Global Private Client Services, Marsh Inc.; Managing Director and Head of International Private Banking, Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver
(8/22/34)
2001

President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

John G. Schreiber
(10/21/46)
2001

Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company

Hubert D. Vos**
(8/2/33)
2001

Owner/President, Stonington Capital Corp., a private investment company

Paul M. Wythes**
(6/23/33)
1996

Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.

* Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

**   Retired from Board of Directors effective December 31, 2003.

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price
Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

James S. Riepe
(6/25/43)
2002
[107]

Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, International Funds

M. David Testa, CFA, CIC
(4/22/44)
1979
[107]

Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director, T. Rowe Price Global Asset Management Limited and
T. Rowe Price Global Investment Services Limited; Director and Vice President,
T. Rowe Price Trust Company; Vice President, International Funds

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Christopher D. Alderson (3/29/62)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Mark C.J. Bickford-Smith (4/30/62)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Stephen V. Booth (6/21/61)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Brian J. Brennan, CFA (7/14/64)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Joseph A. Carrier (12/30/60)
Treasurer, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Michael J. Conelius, CFA (6/16/64)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Ann B. Cranmer, FCIS (3/23/47)
Assistant Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; Vice President and Secretary, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited

Julio A. Delgado, CFA (5/13/65)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Frances Dydasco (5/8/66)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Mark J.T. Edwards (10/27/57)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Roger L. Fiery III, CPA (2/10/59)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

John R. Ford, CFA (11/25/57)
President, International Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Chief Investment Officer, Director, and Vice President, T. Rowe Price International, Inc.

Gregory S. Golczewski  (1/15/66)
Vice President, International Funds

Vice President, T. Rowe Price and T. Rowe Price Trust Company

M. Campbell Gunn (3/9/56)
Vice President, International Funds

Vice President, T. Rowe Price Global Investment Services Limited, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Henry H. Hopkins (12/23/42)
Vice President, International Funds

Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Ian D. Kelson (8/16/56)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; formerly Head of Fixed Income, Morgan Grenfell/ Deutsche Asset Management (to 2000)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Patricia B. Lippert (1/12/53)
Secretary, International Funds

Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

Raymond A. Mills, PhD, CFA (12/3/60)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

George A. Murnaghan (5/1/56)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company

Gonzalo Pangaro, CFA (11/27/68)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

D. James Prey III (11/26/59)
Vice President, International Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Robert A. Revel-Chion (3/9/65)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Christopher J. Rothery (5/26/63)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

James B.M. Seddon (6/17/64)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Robert W. Smith (4/11/61)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Benedict R.F. Thomas, CFA (8/27/64)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Justin Thomson (1/14/68)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Julie L. Waples (5/12/70)
Vice President, International Funds

Vice President, T. Rowe Price

David J.L. Warren (4/14/57)
Executive Vice President, International Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Chief Executive Officer, Director, and President, T. Rowe Price International, Inc.; Director,
T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

William F. Wendler II, CFA (3/14/62)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Richard T. Whitney, CFA (5/7/58)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

Edward A. Wiese, CFA (4/12/59)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Chief Investment Officer, Director, and Vice President, T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                             $16,119               $16,375
     Audit-Related Fees                       1,196                    --
     Tax Fees                                 4,186                 3,965
     All Other Fees                             124                   150

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 20, 2004